JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 58.3%
Angola — 1.4%
Republic of Angola
9.50%, 11/12/2025 (a)	400	407
8.25%, 5/9/2028 (a)	1,742	1,618
8.00%, 11/26/2029 (a)	1,100	994
8.75%, 4/14/2032 (b)	1,292	1,155
9.38%, 5/08/2048 (a)	1,758	1,457
9.13%, 11/26/2049 (a)	460	378
		6,009
Argentina — 1.1%
Argentine Republic
1.50%, 7/09/2035 (c)	9,754	2,365
3.88%, 1/9/2038 (c)	2,621	793
3.50%, 7/09/2041 (c)	5,810	1,612
1.50%, 7/9/2046 (c)	800	195
		4,965
Armenia — 0.3%
Republic of Armenia 3.60%, 2/2/2031 (a)	1,900	1,453
Azerbaijan — 0.4%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	2,150	1,790
Bahrain — 1.4%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	2,560	2,568
6.75%, 9/20/2029 (a)	881	875
5.45%, 9/16/2032 (a)	1,787	1,568
5.25%, 1/25/2033 (a)	1,200	1,013
		6,024
Benin — 0.5%
Benin Government Bond
4.88%, 1/19/2032 (b)	EUR 1,650	1,333
6.88%, 1/19/2052 (a)	EUR 1,061	805
		2,138
Bermuda — 0.6%
Bermuda Government Bond
3.72%, 1/25/2027 (a)	1,202	1,136
2.38%, 8/20/2030 (b)	617	505
5.00%, 7/15/2032 (b)	832	801
		2,442
Brazil — 2.1%
Federative Republic of Brazil
8.25%, 1/20/2034	7,142	8,112
4.75%, 1/14/2050	1,400	1,027
		9,139

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Colombia — 2.6%
Republic of Colombia
3.00%, 1/30/2030	1,000	753
3.13%, 4/15/2031	1,700	1,258
10.38%, 1/28/2033	563	606
8.00%, 4/20/2033	1,390	1,381
5.20%, 5/15/2049	3,695	2,485
4.13%, 5/15/2051	6,079	3,581
3.88%, 2/15/2061	2,600	1,436
		11,500
Costa Rica — 0.7%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	900	871
5.63%, 4/30/2043 (a)	2,297	1,843
7.00%, 4/4/2044 (a)	500	467
		3,181
Dominican Republic — 3.6%
Dominican Republic Government Bond
6.00%, 7/19/2028 (a)	4,406	4,241
4.50%, 1/30/2030 (a)	900	764
4.88%, 9/23/2032 (a)	7,760	6,425
6.40%, 6/5/2049 (a)	1,955	1,583
5.88%, 1/30/2060 (a)	3,585	2,653
		15,666
Ecuador — 1.8%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035 (b)	3,046	2,447
Republic of Ecuador
5.50%, 7/31/2030 (a) (c)	1,826	1,105
2.50%, 7/31/2035 (a) (c)	4,948	2,155
1.50%, 7/31/2040 (a) (c)	5,300	2,101
		7,808
Egypt — 2.3%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	2,400	1,959
5.88%, 2/16/2031 (a)	2,094	1,478
7.05%, 1/15/2032 (a)	1,400	1,037
8.50%, 1/31/2047 (a)	1,771	1,178
7.90%, 2/21/2048 (a)	1,900	1,221
8.75%, 9/30/2051 (a)	1,000	680
7.50%, 2/16/2061 (a)	4,100	2,603
		10,156

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
El Salvador — 0.4%
Republic of El Salvador
6.38%, 1/18/2027 (a)	2,392	978
8.63%, 2/28/2029 (a)	1,481	624
		1,602
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	721	441
Gabon — 0.4%
Gabonese Republic 6.95%, 6/16/2025 (a)	1,800	1,757
Ghana — 0.8%
Republic of Ghana
6.38%, 2/11/2027 (a)	700	266
7.88%, 3/26/2027 (a)	1,000	389
7.63%, 5/16/2029 (a)	1,692	630
8.13%, 3/26/2032 (a)	2,900	1,015
7.88%, 2/11/2035 (a)	1,000	343
8.95%, 3/26/2051 (a)	3,009	999
		3,642
Guatemala — 1.2%
Republic of Guatemala
5.25%, 8/10/2029 (b)	1,620	1,556
4.90%, 6/1/2030 (b)	2,024	1,903
5.38%, 4/24/2032 (a)	1,253	1,210
3.70%, 10/7/2033 (a)	800	652
		5,321
Hungary — 0.9%
Hungary Government Bond
2.13%, 9/22/2031 (a)	2,600	1,934
5.50%, 6/16/2034 (a)	1,300	1,242
3.13%, 9/21/2051 (b)	1,594	954
		4,130
Indonesia — 1.3%
Republic of Indonesia
6.63%, 2/17/2037 (a)	1,795	1,979
3.50%, 2/14/2050	1,032	773
4.20%, 10/15/2050	1,200	989
3.20%, 9/23/2061	2,568	1,746
		5,487
Iraq — 0.9%
Republic of Iraq
6.75%, 3/9/2023 (a)	1,378	1,357
5.80%, 1/15/2028 (a)	3,131	2,803
		4,160

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ivory Coast — 0.9%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a)	EUR 1,100	898
6.88%, 10/17/2040 (a)	EUR 2,962	2,353
6.63%, 3/22/2048 (a)	EUR 888	663
		3,914
Jamaica — 0.6%
Jamaica Government Bond
9.25%, 10/17/2025	1,471	1,573
7.88%, 7/28/2045	1,152	1,262
		2,835
Jordan — 0.9%
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (a)	500	482
5.75%, 1/31/2027 (a)	164	158
5.85%, 7/7/2030 (a)	900	802
7.38%, 10/10/2047 (a)	2,800	2,338
		3,780
Kenya — 0.6%
Republic of Kenya
7.00%, 5/22/2027 (a)	900	804
8.00%, 5/22/2032 (a)	1,146	994
6.30%, 1/23/2034 (a)	1,300	1,019
		2,817
Lebanon — 0.2%
Lebanese Republic
6.38%, 3/9/2020 (d)	6,767	392
6.15%, 6/19/2020 (d)	720	42
6.65%, 4/22/2024 (a) (d)	5,000	290
6.65%, 11/3/2028 (a) (d)	2,896	161
		885
Malaysia — 0.9%
1MDB Global Investments Ltd. 4.40%, 3/9/2023 (a)	4,200	4,109
Mexico — 1.3%
United Mexican States
4.50%, 1/31/2050	1,800	1,439
5.00%, 4/27/2051	3,250	2,770
4.40%, 2/12/2052	2,100	1,630
		5,839
Mongolia — 0.5%
State of Mongolia
3.50%, 7/7/2027 (a)	1,100	806
4.45%, 7/7/2031 (a)	1,800	1,296
		2,102

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Morocco — 0.5%
Kingdom of Morocco 4.00%, 12/15/2050 (b)	3,230	2,214
Namibia — 0.3%
Republic of Namibia 5.25%, 10/29/2025 (a)	1,200	1,110
Nigeria — 2.3%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	3,800	3,016
8.38%, 3/24/2029 (b)	1,100	911
7.14%, 2/23/2030 (a)	1,700	1,311
7.38%, 9/28/2033 (a)	3,120	2,274
7.70%, 2/23/2038 (a)	1,000	695
7.63%, 11/28/2047 (a)	1,419	933
8.25%, 9/28/2051 (b)	1,106	755
		9,895
Oman — 4.2%
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	334	321
5.38%, 3/8/2027 (a)	3,313	3,226
5.63%, 1/17/2028 (a)	2,588	2,533
6.00%, 8/1/2029 (a)	800	790
6.25%, 1/25/2031 (a)	3,350	3,337
6.25%, 1/25/2031 (b)	1,684	1,678
6.75%, 1/17/2048 (a)	3,500	3,207
7.00%, 1/25/2051 (a)	3,300	3,085
		18,177
Pakistan — 0.9%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	743	409
6.00%, 4/08/2026 (a)	1,400	574
6.88%, 12/5/2027 (a)	6,300	2,489
7.38%, 4/8/2031 (a)	1,487	537
		4,009
Panama — 0.5%
Republic of Panama
3.16%, 1/23/2030	2,200	1,908
2.25%, 9/29/2032	600	453
		2,361
Paraguay — 1.5%
Republic of Paraguay
2.74%, 1/29/2033 (a)	3,900	3,087
3.85%, 6/28/2033 (b)	1,800	1,556
5.40%, 3/30/2050 (a)	2,111	1,775
		6,418

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Peru — 0.7%
Republic of Peru
3.00%, 1/15/2034	2,505	2,030
5.63%, 11/18/2050	938	941
		2,971
Poland — 0.2%
Republic of Poland 5.75%, 11/16/2032	1,027	1,081
Qatar — 2.2%
State of Qatar
4.82%, 3/14/2049 (a)	3,292	3,177
4.40%, 4/16/2050 (a)	7,000	6,361
		9,538
Romania — 1.5%
Romania Government Bond
3.00%, 2/14/2031 (a)	3,500	2,789
3.63%, 3/27/2032 (a)	700	565
2.63%, 12/02/2040 (b)	EUR 1,176	709
4.63%, 4/3/2049 (a)	EUR 2,572	2,009
4.00%, 2/14/2051 (a)	788	523
		6,595
Saudi Arabia — 1.8%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	1,777	1,433
4.63%, 10/4/2047 (a)	600	530
5.00%, 4/17/2049 (a)	900	837
5.25%, 1/16/2050 (a)	2,621	2,542
3.25%, 11/17/2051 (a)	1,100	789
3.45%, 2/2/2061 (b)	2,365	1,693
		7,824
Senegal — 0.4%
Republic of Senegal 6.75%, 3/13/2048 (a)	2,153	1,542
South Africa — 3.0%
Republic of South Africa
4.30%, 10/12/2028	6,585	5,952
4.85%, 9/30/2029	1,000	904
5.38%, 7/24/2044	900	689
5.00%, 10/12/2046	1,628	1,163
5.75%, 9/30/2049	4,457	3,387
7.30%, 4/20/2052	1,100	967
		13,062
Sri Lanka — 0.6%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a)	2,300	697

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sri Lanka—continued
6.20%, 5/11/2027 (a)	3,261	995
6.75%, 4/18/2028 (a)	2,474	742
7.85%, 3/14/2029 (a)	1,375	411
		2,845
Trinidad And Tobago — 0.4%
Republic of Trinidad and Tobago 4.50%, 6/26/2030 (a)	1,800	1,686
Turkey — 3.8%
Republic of Turkey
4.25%, 4/14/2026	8,100	7,168
9.88%, 1/15/2028	3,520	3,670
5.13%, 2/17/2028	2,900	2,494
5.75%, 5/11/2047	5,076	3,452
		16,784
Ukraine — 0.6%
Ukraine Government Bond
6.88%, 5/21/2031 (a)	900	187
7.38%, 9/25/2034 (a)	4,262	899
7.25%, 3/15/2035 (a)	6,600	1,369
		2,455
United Arab Emirates — 1.1%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	1,374	1,341
3.63%, 3/10/2033 (a)	2,000	1,613
4.00%, 7/28/2050 (a)	889	551
3.90%, 9/9/2050 (a)	600	418
4.95%, 7/7/2052 (b)	1,126	1,112
		5,035
Uruguay — 0.4%
Oriental Republic of Uruguay 7.63%, 3/21/2036	1,483	1,899
Uzbekistan — 0.2%
Republic of Uzbekistan
5.38%, 2/20/2029 (a)	253	230
3.70%, 11/25/2030 (a)	700	569
		799
Venezuela, Bolivarian Republic of — 0.2%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (d)	1,900	157
8.25%, 10/13/2024 (a) (d)	2,590	213
7.65%, 4/21/2025 (a) (d)	2,013	166
9.25%, 5/7/2028 (a) (d)	2,630	217
		753

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Zambia — 0.3%
Republic of Zambia
5.38%, 9/20/2022 (a)	1,306	549
8.50%, 4/14/2024 (a)	700	322
8.97%, 7/30/2027 (a)	651	296
		1,167
Total Foreign Government Securities (Cost $321,350)		255,312
Corporate Bonds — 36.3%
Azerbaijan — 0.7%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	900	920
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	2,073	2,101
		3,021
Bahrain — 0.9%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024 (a)	1,300	1,312
8.38%, 11/7/2028 (a)	2,500	2,537
		3,849
Brazil — 1.5%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (a)	1,700	1,441
Guara Norte SARL 5.20%, 6/15/2034 (b)	1,713	1,408
Klabin Austria GmbH 5.75%, 4/3/2029 (a)	1,282	1,235
MARB BondCo plc 3.95%, 1/29/2031 (b)	1,784	1,383
MV24 Capital BV 6.75%, 6/1/2034 (a)	1,422	1,255
		6,722
Chile — 3.5%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	3,579	2,606
Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029 (a)	2,200	1,992
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	871	527
3.83%, 9/14/2061 (b)	820	531
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047 (a)	770	614
Empresa Nacional de Telecomunicaciones SA 3.05%, 9/14/2032 (b)	1,399	1,083
Empresa Nacional del Petroleo
3.75%, 8/5/2026 (a)	1,501	1,410
5.25%, 11/6/2029 (a)	2,200	2,118
3.45%, 9/16/2031 (b)	1,220	1,020
4.50%, 9/14/2047 (a)	700	488
Enel Chile SA 4.88%, 6/12/2028	407	388
GNL Quintero SA 4.63%, 7/31/2029 (a)	329	313
Interchile SA 4.50%, 6/30/2056 (b)	2,183	1,687
Kenbourne Invest SA 4.70%, 1/22/2028 (b)	1,028	745
		15,522

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
China — 0.6%
GLP China Holdings Ltd. 2.95%, 3/29/2026 (a)	1,010	634
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025 (a)	1,900	1,764
		2,398
Colombia — 1.3%
AI Candelaria Spain SA
7.50%, 12/15/2028 (a)	855	797
5.75%, 6/15/2033 (b)	2,240	1,630
Ecopetrol SA
5.88%, 9/18/2023	2,505	2,473
5.38%, 6/26/2026	800	746
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (a)	215	165
		5,811
Costa Rica — 0.4%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,280	1,200
6.38%, 5/15/2043 (a)	802	607
		1,807
Georgia — 0.3%
Georgian Railway JSC 4.00%, 6/17/2028 (b)	1,338	1,107
Guatemala — 0.4%
Central American Bottling Corp. 5.25%, 4/27/2029 (b)	1,820	1,627
India — 0.9%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	2,008	1,714
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,638	1,400
Indian Railway Finance Corp. Ltd. 3.25%, 2/13/2030 (b)	750	655
		3,769
Indonesia — 3.1%
Hutama Karya Persero PT 3.75%, 5/11/2030 (a)	2,100	1,891
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028 (a)	2,000	2,002
6.76%, 11/15/2048 (a)	961	876
Minejesa Capital BV 4.63%, 8/10/2030 (a)	2,600	2,241
Pertamina Persero PT
3.10%, 1/21/2030 (a)	500	437
6.45%, 5/30/2044 (a)	1,600	1,616
6.50%, 11/7/2048 (a)	1,400	1,421
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 7/17/2029 (a)	600	528
5.25%, 5/15/2047 (a)	1,100	910
4.00%, 6/30/2050 (b)	2,170	1,522
		13,444
Israel — 0.9%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	551	512

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Israel — continued
5.38%, 3/30/2028 (a)	1,285	1,176
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)	510	500
6.50%, 6/30/2027 (a)	1,087	1,060
6.75%, 6/30/2030 (a)	880	828
		4,076
Kazakhstan — 2.4%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026 (b)	1,339	1,152
KazMunayGas National Co. JSC
4.75%, 4/19/2027 (a)	900	831
5.38%, 4/24/2030 (a)	4,300	3,846
3.50%, 4/14/2033 (a)	1,400	1,034
3.50%, 4/14/2033 (b)	1,100	812
5.75%, 4/19/2047 (a)	3,863	2,901
		10,576
Mexico — 9.8%
America Movil SAB de CV 5.38%, 4/4/2032 (b)	1,443	1,326
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (e) (f) (g)	1,700	1,478
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	400	383
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (g)	2,420	2,068
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (g)	2,400	2,059
Braskem Idesa SAPI 6.99%, 2/20/2032 (b)	2,365	1,664
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (e) (f) (g)	1,981	1,743
3.88%, 7/11/2031 (b)	466	377
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	1,154	1,052
Comision Federal de Electricidad
3.35%, 2/9/2031 (b)	2,719	2,094
4.68%, 2/9/2051 (b)	1,882	1,214
FEL Energy VI SARL
5.75%, 12/1/2040 (b)	590	481
5.75%, 12/1/2040 (a)	3,485	2,840
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	400	355
5.50%, 10/31/2046 (a)	1,300	947
Petroleos Mexicanos
3.50%, 1/30/2023	2,033	2,010
6.88%, 10/16/2025	1,500	1,456
6.88%, 8/4/2026	7,169	6,775
5.95%, 1/28/2031	3,362	2,514
6.70%, 2/16/2032	1,600	1,233
7.69%, 1/23/2050	8,989	6,119
6.95%, 1/28/2060	4,210	2,654
		42,842

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Panama — 1.0%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/2041 (b)	800	620
5.13%, 8/11/2061 (b)	1,796	1,360
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (a)	1,500	1,255
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	1,700	1,305
		4,540
Paraguay — 1.3%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	8,507	5,681
Peru — 2.9%
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025 (a)	640	616
2.40%, 9/28/2027 (a)	1,900	1,563
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	1,940	1,797
Lima Metro Line 2 Finance Ltd.
4.35%, 4/5/2036 (a)	2,131	1,833
4.35%, 4/5/2036 (b)	1,020	876
Peru LNG Srl 5.38%, 3/22/2030 (a)	1,500	1,238
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	2,685	2,080
5.63%, 6/19/2047 (a)	4,148	2,815
		12,818
Russia — 0.0% ^
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 (a)	3,090	149
Saudi Arabia — 0.7%
Saudi Arabian Oil Co. 3.50%, 4/16/2029 (a)	3,434	3,176
Singapore — 0.1%
GLP Pte. Ltd. 3.88%, 6/4/2025 (a)	626	450
South Africa — 1.0%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	2,476	2,414
7.13%, 2/11/2025 (a)	1,600	1,497
8.45%, 8/10/2028 (a)	661	607
		4,518
Trinidad And Tobago — 0.2%
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	800	763
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (b)	2,644	476
United Arab Emirates — 1.8%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	2,161	1,928
DP World Ltd.
6.85%, 7/2/2037 (a)	1,400	1,454
5.63%, 9/25/2048 (a)	1,300	1,175
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	1,265	1,129

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Arab Emirates — continued
2.50%, 6/3/2031 (a)	800	672
3.70%, 11/7/2049 (a)	1,800	1,438
		7,796
Uzbekistan — 0.4%
Uzbekneftegaz JSC 4.75%, 11/16/2028 (b)	1,953	1,528
Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (d)	1,123	202
9.00%, 11/17/2021 (a) (d)	1,510	64
5.38%, 4/12/2027 (a) (d)	5,758	245
		511
Total Corporate Bonds (Cost $195,883)		158,977
Supranational — 0.3%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/2033(b)(Cost $2,055)	1,661	1,286
U.S. Treasury Obligations — 0.1%
United States — 0.1%
U.S. Treasury Notes , 1.50%, 1/15/2023(Cost $649)	651	649
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (h) (i)(Cost $10,012)	10,011	10,014
Total Investments — 97.3% (Cost $529,949)		426,238
Other Assets Less Liabilities — 2.7%		11,778
NET ASSETS — 100.0%		438,016

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(d)	Defaulted security.
(e)	Security is an interest bearing note with preferred security characteristics.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	48	03/22/2023	USD	6,587	153

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	437	USD	446	Merrill Lynch International	12/28/2022	10
EUR	762	USD	768	State Street Corp.	12/28/2022	27
Total unrealized appreciation						37
USD	10,170	EUR	9,851	Citibank, NA	12/28/2022	(106)
USD	783	EUR	781	HSBC Bank, NA	12/28/2022	(32)
USD	809	EUR	784	Merrill Lynch International	12/28/2022	(9)
Total unrealized depreciation						(147)
Net unrealized depreciation						(110)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$158,977	$—	$158,977
Foreign Government Securities	—	255,312	—	255,312

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$1,286	$—	$1,286
U.S. Treasury Obligations	—	649	—	649
Short-Term Investments
Investment Companies	10,014	—	—	10,014
Total Investments in Securities	$10,014	$416,224	$—	$426,238
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$37	$—	$37
Futures Contracts	153	—	—	153
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(147)	—	(147)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$153	$(110)	$—	$43
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$18,396	$687,706	$696,103	$12	$3	$10,014	10,011	$507	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.